May 6, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:    Multi-Flex Variable Account of
            Nationwide Life Insurance Company
            SEC File No.  2-75174
            CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Multi-Flex Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 36 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ KEITH W. HINZE

Keith W. Hinze
Variable Products Securities Counsel

cc: file